SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - NATURALSHRIMP INCORPORATED [Member]	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Schedule of derivative liabilities at fair value

	2022	2021
Derivative liability balance at beginning of period	$—	$176,000
Reclass to equity upon conversion or redemption	—	(205,000)
Additions to derivatives	12,985,000	—
Change in fair value	116,000	29,000
Balance at end of period	$13,101,000	$—

Schedule of warrant liability

	2022	2021
Warrant liability balance at beginning of period	$—	$90,000
Additions to warrant liability	5,910,000	—
Reclass to equity upon cancellation or exercise	—	(90,000)
Change in fair value	(1,987,000)	—
Balance at end of period	$3,923,000	$—

Schedule of estimated useful lives

Buildings	39 years
Machinery and Equipment	7 – 10 years
Vehicles	10 years
Furniture and Fixtures	3 – 10 years

Buildings	39 years
Machinery and Equipment	7 - 10 years
Vehicles	10 years
Furniture and Fixtures	3 - 10 years

Schedule of derivative

	September 30, 2022	March 31, 2022
	(unaudited)
Derivative liability balance at beginning of period	$13,101,000	$—
Reclass to equity upon conversion or redemption	—	—
Additions to derivatives	—	12,985,000
Change in fair value	16,927,000	116,000
Balance at end of period	$30,028,000	$13,101,000

Schedule of warrant at fair value

	September 30, 2022	March 31, 2022
	(unaudited)
Warrant liability balance at beginning of period	$3,923,000	$—
Additions to warrant liability	—	5,910,000
Reclass to equity upon cancellation or exercise	—	—
Change in fair value	(1,876,000)	(1,987,000)
Balance at end of period	$2,047,000	$3,923,000